Derivatives and Hedging - Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Change in Accumulated Other Comprehensive Income Relating to Gains on Derivatives [Abstract]
Other comprehensive income (loss) before reclassifications		$ 118	$ (355)
Amounts reclassified out of accumulated other comprehensive income	[1]	(482)	(187)
Other comprehensive loss, net		$ (364)	$ (542)

[1]	Amounts of gains reclassified from other comprehensive loss into profit or loss are recorded in cost of revenue and operating expenses. In the three months ended March 31, 2026, $14 thousand, $279 thousand, $101 thousand and $87 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively. In the three months ended March 31, 2025, $5 thousand, $119 thousand, $37 thousand and $26 thousand were recorded in cost of revenue, research and development, sales and marketing and general and administrative expenses, respectively.